SEGALL BRYANT & HAMILL TRUST

Segall Bryant & Hamill Quality High Yield Fund

Segall Bryant & Hamill Colorado Tax Free Fund

Segall Bryant & Hamill Municipal Opportunities Fund

Supplement dated September 16, 2019

to the Prospectus dated May 1, 2019 (the “Prospectus”)

The information in this Supplement contains new and additional information beyond that in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 16, 2019, the primary benchmark for the Segall Bryant & Hamill Quality High Yield Fund will be the Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index. The Fund has elected to use the Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index because management believes it is a more appropriate broad-based index for comparison purposes.

The section appearing under the heading “Summary Sections – Segall Bryant & Hamill Quality High Yield Fund - Bar Chart and Performance Tables - Average Annual Total Returns” on page 50 of the Prospectus is hereby deleted and replaced as set forth below. The performance table compares the Fund’s performance to that of the new broad-based benchmark and the prior broad-based benchmark, which will now be the Fund’s secondary index (in that order).

Average Annual Total Returns (for the Periods Ended December 31, 2018)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Quality High Yield Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	(2.19)%	3.88%	9.06%
Return After Taxes on Distributions	(3.99)%	1.78%	6.74%
Return After Taxes on Distributions and Sale of Fund Shares	(1.27)%	2.03%	6.25%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index¹ (reflects no deduction for fees, expenses or taxes)	(2.08) %	3.84%	11.14%
Bloomberg Barclays U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses or taxes)	(2.41)%	4.26%	10.24%

	1 Year	5 Years	10 Years
Institutional Class
Return Before Taxes	(2.00)%	4.08%	9.23%
Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index¹ (reflects no deduction for fees, expenses or taxes)	(2.08)%	3.84%	11.14%
Bloomberg Barclays U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses or taxes)	(2.41)%	4.26%	10.24%

¹	The Fund has elected to use the Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index to represent its primary benchmark rather than the Bloomberg Barclays U.S. Corporate High Yield Ba Index because management believes it is a more appropriate broad-based index for comparison purposes.

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Effective September 16, 2019, the primary benchmark for the Segall Bryant & Hamill Colorado Tax Free Fund will be the Bloomberg Barclays 1-15 Municipal Index. The Fund has elected to use the Bloomberg Barclays U.S. 1-15 Municipal Index as the primary index because management believes it is a more appropriate broad-based index for comparison purposes.

The section appearing under the heading “Summary Sections – Segall Bryant & Hamill Colorado Tax Free Fund - Bar Chart and Performance Tables - Average Annual Total Returns” on page 60 of the Prospectus is hereby deleted and replaced as set forth below. The performance table compares the Fund’s performance to that of the new broad-based benchmark and the prior broad-based benchmark for the Fund (in that order).

Segall Bryant & Hamill Colorado Tax Free Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	0.69%	3.16%	3.96%
Return After Taxes on Distributions	0.59%	3.09%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	1.54%	3.05%	3.80%
Bloomberg Barclays 1-15 Municipal Index¹ (reflects no deduction for fees, expenses or taxes)	1.58%	3.00%	3.89%
Bloomberg Barclays U.S. 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.41%	3.87%	4.85%

	1 Year	Since Inception Institutional Class Only (April 29, 2016)
Institutional Class
Return Before Taxes	0.73%	1.50%
Bloomberg Barclays 1-15 Municipal Index¹ (reflects no deduction for fees, expenses or taxes)	1.58%	3.84%
Bloomberg Barclays U.S. 10-Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.41%	1.61%

¹	The Fund has elected to use the Bloomberg Barclays 1-15 Municipal Index to represent its broad-based benchmark rather than the Bloomberg Barclays U.S. 10-Year Municipal Bond Index because management believes it is a more appropriate broad-based index for comparison purposes.

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This Supplement corrects a typographical error on pages 55 and 56 of the Prospectus, which incorrectly labeled the benchmark for the Segall Bryant & Hamill Municipal Opportunities Fund. The correct benchmark for the Segall Bryant & Hamill Municipal Opportunities Fund is the Bloomberg Barclays U.S. 1-15 Municipal Index.

The section appearing under the heading “Summary Sections – Segall Bryant & Hamill Municipal Opportunities Fund - Bar Chart and Performance Tables - Average Annual Total Returns” beginning on page 55 of the Prospectus is hereby deleted and replaced as set forth below.

Segall Bryant & Hamill Municipal Opportunities Fund	1 Year	Since Inception (December 16, 2016)
Retail Class
Return Before Taxes	1.32%	5.44%
Return After Taxes on Distributions	0.99%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares	1.84%	4.56%
Bloomberg Barclays U.S. 1-15 Municipal Index (reflects no deduction for fees, expenses or taxes)	1.58%	3.24%

	1 Year	Since Inception (December 16, 2016)
Institutional Class
Return Before Taxes	1.46%	5.62%
Bloomberg Barclays U.S. 1-15 Municipal Index (reflects no deduction for fees, expenses or taxes)	1.58%	3.24%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.